Related Party Transactions and Balances (Details 1) - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Due to related parties	$ 1,834,883	$ 2,483,094
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Due to related parties	338,005	939,521
Feng Zhou [Member]
Due to related parties	1,481,755	1,542,828
Jianping Zhou [Member]
Due to related parties	15,123
Jianbin Zhou [Member]
Due to related parties		$ 745